Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

April 5, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Western Asset Emerging Markets Debt Portfolio and Western Asset

Global High Yield Bond Portfolio)

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 151 to the registration statement of the Trust (the “Amendment”) relating to Western Asset Emerging Markets Debt Portfolio and Western Asset Global High Yield Bond Portfolio (the “Funds”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended. The Amendment is to be effective on the 60th day after the filing hereof.

Please call Nancy Persechino at (202) 373-6185 or the undersigned at (617) 951-8460 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Alisha Telci

Alisha Telci